Distribution Date:	04/17/26	Morgan Stanley Capital I Trust 2021-L6
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-L6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	9		Andrew Hundertmark		ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		Attention: MSC 2021-L6 Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61692CAW8	0.746000%	20,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61692CAX6	2.126000%	117,800,000.00	77,288,811.01	337,649.72	136,930.01	0.00	0.00	474,579.73	76,951,161.29	32.21%	30.00%
A-SB	61692CAY4	2.250000%	26,900,000.00	26,900,000.00	0.00	50,437.50	0.00	0.00	50,437.50	26,900,000.00	32.21%	30.00%
A-3	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00	32.21%	30.00%
A-4	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00	32.21%	30.00%
A-S	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00	22.36%	21.00%
B	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00	15.24%	14.50%
C	61692CBX5	3.552649%	30,613,000.00	30,613,000.00	0.00	90,631.02	0.00	0.00	90,631.02	30,613,000.00	10.87%	10.50%
D	61692CAG3	2.500000%	19,134,000.00	19,134,000.00	0.00	39,862.50	0.00	0.00	39,862.50	19,134,000.00	8.13%	8.00%
E	61692CAJ7	2.500000%	14,349,000.00	14,349,000.00	0.00	29,893.75	0.00	0.00	29,893.75	14,349,000.00	6.08%	6.13%
F	61692CAL2	2.250000%	15,307,000.00	15,307,000.00	0.00	28,700.63	0.00	0.00	28,700.63	15,307,000.00	3.89%	4.13%
G-RR	61692CAN8	3.552649%	7,653,000.00	7,653,000.00	0.00	22,657.02	0.00	0.00	22,657.02	7,653,000.00	2.79%	3.13%
H-RR	61692CAQ1	3.552649%	23,917,112.00	19,530,292.89	0.00	38,984.00	0.00	0.00	38,984.00	19,530,292.89	0.00%	0.00%
V	61692CAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61692CAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			765,326,112.00	699,528,103.90	337,649.72	1,438,658.74	0.00	0.00	1,776,308.46	699,190,454.18

X-A	61692CBK3	1.255941%	535,728,000.00	474,316,811.01	0.00	496,428.29	0.00	0.00	496,428.29	473,979,161.29
X-B	61692CBL1	0.571464%	149,238,000.00	149,238,000.00	0.00	71,070.09	0.00	0.00	71,070.09	149,238,000.00
X-D	61692CAA6	1.052649%	33,483,000.00	33,483,000.00	0.00	29,371.52	0.00	0.00	29,371.52	33,483,000.00
X-F	61692CAC2	1.302649%	15,307,000.00	15,307,000.00	0.00	16,616.37	0.00	0.00	16,616.37	15,307,000.00
Notional SubTotal			733,756,000.00	672,344,811.01	0.00	613,486.27	0.00	0.00	613,486.27	672,007,161.29

Deal Distribution Total					337,649.72	2,052,145.01	0.00	0.00	2,389,794.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61692CAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61692CAX6	656.10196104	2.86629643	1.16239397	0.00000000	0.00000000	0.00000000	0.00000000	4.02869041	653.23566460
A-SB	61692CAY4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
A-3	61692CAZ1	1,000.00000000	0.00000000	1.83000000	0.00000000	0.00000000	0.00000000	0.00000000	1.83000000	1,000.00000000
A-4	61692CBE7	1,000.00000000	0.00000000	2.03666665	0.00000000	0.00000000	0.00000000	0.00000000	2.03666665	1,000.00000000
A-S	61692CBM9	1,000.00000000	0.00000000	2.29083335	0.00000000	0.00000000	0.00000000	0.00000000	2.29083335	1,000.00000000
B	61692CBS6	1,000.00000000	0.00000000	2.45916677	0.00000000	0.00000000	0.00000000	0.00000000	2.45916677	1,000.00000000
C	61692CBX5	1,000.00000000	0.00000000	2.96054029	0.00000000	0.00000000	0.00000000	0.00000000	2.96054029	1,000.00000000
D	61692CAG3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61692CAJ7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61692CAL2	1,000.00000000	0.00000000	1.87500033	0.00000000	0.00000000	0.00000000	0.00000000	1.87500033	1,000.00000000
G-RR	61692CAN8	1,000.00000000	0.00000000	2.96054096	0.00000000	0.00000000	0.00000000	0.00000000	2.96054096	1,000.00000000
H-RR	61692CAQ1	816.58240719	0.00000000	1.62996268	0.78756248	12.93834431	0.00000000	0.00000000	1.62996268	816.58240719
V	61692CAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61692CAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61692CBK3	885.36871511	0.00000000	0.92664242	0.00000000	0.00000000	0.00000000	0.00000000	0.92664242	884.73845177
X-B	61692CBL1	1,000.00000000	0.00000000	0.47621980	0.00000000	0.00000000	0.00000000	0.00000000	0.47621980	1,000.00000000
X-D	61692CAA6	1,000.00000000	0.00000000	0.87720694	0.00000000	0.00000000	0.00000000	0.00000000	0.87720694	1,000.00000000
X-F	61692CAC2	1,000.00000000	0.00000000	1.08554060	0.00000000	0.00000000	0.00000000	0.00000000	1.08554060	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/26 - 03/30/26	30	0.00	136,930.01	0.00	136,930.01	0.00	0.00	0.00	136,930.01	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	50,437.50	0.00	50,437.50	0.00	0.00	0.00	50,437.50	0.00
A-3	03/01/26 - 03/30/26	30	0.00	295,654.80	0.00	295,654.80	0.00	0.00	0.00	295,654.80	0.00
A-4	03/01/26 - 03/30/26	30	0.00	424,783.49	0.00	424,783.49	0.00	0.00	0.00	424,783.49	0.00
X-A	03/01/26 - 03/30/26	30	0.00	496,428.29	0.00	496,428.29	0.00	0.00	0.00	496,428.29	0.00
X-B	03/01/26 - 03/30/26	30	0.00	71,070.09	0.00	71,070.09	0.00	0.00	0.00	71,070.09	0.00
X-D	03/01/26 - 03/30/26	30	0.00	29,371.52	0.00	29,371.52	0.00	0.00	0.00	29,371.52	0.00
X-F	03/01/26 - 03/30/26	30	0.00	16,616.37	0.00	16,616.37	0.00	0.00	0.00	16,616.37	0.00
A-S	03/01/26 - 03/30/26	30	0.00	157,790.31	0.00	157,790.31	0.00	0.00	0.00	157,790.31	0.00
B	03/01/26 - 03/30/26	30	0.00	122,333.71	0.00	122,333.71	0.00	0.00	0.00	122,333.71	0.00
C	03/01/26 - 03/30/26	30	0.00	90,631.02	0.00	90,631.02	0.00	0.00	0.00	90,631.02	0.00
D	03/01/26 - 03/30/26	30	0.00	39,862.50	0.00	39,862.50	0.00	0.00	0.00	39,862.50	0.00
E	03/01/26 - 03/30/26	30	0.00	29,893.75	0.00	29,893.75	0.00	0.00	0.00	29,893.75	0.00
F	03/01/26 - 03/30/26	30	0.00	28,700.63	0.00	28,700.63	0.00	0.00	0.00	28,700.63	0.00
G-RR	03/01/26 - 03/30/26	30	0.00	22,657.02	0.00	22,657.02	0.00	0.00	0.00	22,657.02	0.00
H-RR	03/01/26 - 03/30/26	30	289,753.78	57,820.22	0.00	57,820.22	18,836.22	0.00	0.00	38,984.00	309,447.83
Totals			289,753.78	2,070,981.23	0.00	2,070,981.23	18,836.22	0.00	0.00	2,052,145.01	309,447.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3-1	61692CBA5	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61692CBB3	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61692CBC1	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61692CBD9	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	61692CBF4	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61692CBG2	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61692CBH0	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61692CBJ6	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	61692CBN7	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61692CBP2	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61692CBQ0	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61692CBJ6	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	61692CBT4	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61692CBU1	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61692CBV9	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61692CBW7	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	61692CBY3	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61692CBZ0	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61692CCA4	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61692CCB2	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00
A-4 (EC)	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00
A-S (EC)	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00
B (EC)	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00
C (EC)	61692CBX5	3.552649%	30,613,000.00	30,613,000.00	0.00	90,631.02	0.00	0.00	90,631.02	30,613,000.00
Exchangeable Certificates Total			2,596,830,000.00	519,366,000.00	0.00	1,091,193.33	0.00	0.00	1,091,193.33	519,366,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	61692CBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61692CBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	61692CBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61692CBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61692CBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61692CBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61692CBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61692CBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61692CBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61692CBZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3 (EC)	61692CAZ1	1,000.00000000	0.00000000	1.83000000	0.00000000	0.00000000	0.00000000	0.00000000	1.83000000	1,000.00000000
A-4 (EC)	61692CBE7	1,000.00000000	0.00000000	2.03666665	0.00000000	0.00000000	0.00000000	0.00000000	2.03666665	1,000.00000000
A-S (EC)	61692CBM9	1,000.00000000	0.00000000	2.29083335	0.00000000	0.00000000	0.00000000	0.00000000	2.29083335	1,000.00000000
B (EC)	61692CBS6	1,000.00000000	0.00000000	2.45916677	0.00000000	0.00000000	0.00000000	0.00000000	2.45916677	1,000.00000000
C (EC)	61692CBX5	1,000.00000000	0.00000000	2.96054029	0.00000000	0.00000000	0.00000000	0.00000000	2.96054029	1,000.00000000

Notional Certificates
A-3-X1	61692CBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61692CBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	61692CBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61692CBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61692CBQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61692CBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61692CBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61692CBW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61692CCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61692CCB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,389,794.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,083,471.13	Master Servicing Fee	5,032.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,861.07
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.19
ARD Interest	0.00	Operating Advisor Fee	1,096.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	198.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,083,471.13	Total Fees	12,489.90

Principal		Expenses/Reimbursements
Scheduled Principal	337,649.72	Reimbursement for Interest on Advances	(1,354.35)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,986.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,204.46
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	337,649.72	Total Expenses/Reimbursements	18,836.22

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,052,145.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	337,649.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,389,794.73
Total Funds Collected	2,421,120.85	Total Funds Distributed	2,421,120.85

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	699,528,103.90	699,528,103.90	Beginning Certificate Balance	699,528,103.90
(-) Scheduled Principal Collections	337,649.72	337,649.72	(-) Principal Distributions	337,649.72
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	699,190,454.18	699,190,454.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	699,528,103.90	699,528,103.90	Ending Certificate Balance	699,190,454.18
Ending Actual Collateral Balance	699,190,454.18	699,190,454.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	15,765,624.67	2.25%	44	3.9200	NAP	Defeased	3	15,765,624.67	2.25%	44	3.9200	NAP
10,000,000 or less	17	108,612,531.21	15.53%	57	3.7115	3.014877	1.60 or less	7	103,642,702.60	14.82%	102	3.5580	1.352399
10,000,001 to 20,000,000	9	123,220,414.93	17.62%	62	3.7388	2.554942	1.61 to 1.80	3	19,516,953.76	2.79%	62	4.2504	1.699163
20,000,001 to 30,000,000	4	95,988,748.56	13.73%	62	3.7130	2.234269	1.81 to 2.00	1	24,881,259.27	3.56%	61	3.9350	1.870000
30,000,001 to 40,000,000	5	180,603,134.81	25.83%	73	3.4522	2.589461	2.01 to 2.20	1	4,500,000.00	0.64%	63	3.5700	2.080000
40,000,001 to 50,000,000	2	100,000,000.00	14.30%	33	3.3885	4.030000	2.21 to 2.40	3	93,000,000.00	13.30%	24	3.7316	2.329677
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 or greater	23	437,883,913.88	62.63%	57	3.2972	4.014254
60,000,001 or greater	1	75,000,000.00	10.73%	62	2.3200	6.350000	Totals	41	699,190,454.18	100.00%	59	3.4588	3.193188
Totals	41	699,190,454.18	100.00%	59	3.4588	3.193188
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	15,765,624.67	2.25%	44	3.9200	NAP
							Defeased	4	15,765,624.67	2.25%	44	3.9200	NAP
Arizona	3	21,771,070.21	3.11%	72	3.9052	2.815817
							Industrial	6	64,688,077.79	9.25%	62	3.7412	2.037172
California	6	96,085,133.71	13.74%	58	3.4777	2.894519
							Mixed Use	5	24,657,303.37	3.53%	63	3.2697	1.927226
Colorado	2	25,174,488.34	3.60%	62	3.3813	2.789670
							Multi-Family	11	160,037,696.63	22.89%	62	3.1386	4.313642
Florida	5	39,986,384.65	5.72%	63	3.8615	2.956289
							Office	4	136,346,953.76	19.50%	20	3.7700	2.544892
Illinois	2	27,928,213.03	3.99%	61	4.0365	1.852544
							Other	1	22,065,000.00	3.16%	62	3.9380	3.310000
Indiana	1	7,219,425.54	1.03%	63	3.4300	2.700000
							Retail	14	225,426,663.15	32.24%	62	3.5011	3.553069
Michigan	1	5,782,500.87	0.83%	183	2.5649	1.540000
							Self Storage	11	50,203,134.81	7.18%	145	2.8176	2.251410
Missouri	1	9,171,100.16	1.31%	61	4.8500	1.500000
							Totals	56	699,190,454.18	100.00%	59	3.4588	3.193188
New Jersey	2	34,188,000.84	4.89%	62	3.9664	2.671723

New York	13	145,750,000.00	20.85%	62	2.9628	4.538696

Ohio	2	9,450,385.10	1.35%	107	3.1491	2.435202

Oklahoma	1	15,225,000.00	2.18%	62	3.8400	2.570000

Pennsylvania	5	109,242,489.29	15.62%	29	3.6053	2.379345

Tennessee	1	2,628,409.96	0.38%	183	2.5649	1.540000

Texas	4	91,872,227.80	13.14%	70	3.3093	4.190703

Virginia	1	10,750,000.00	1.54%	63	3.2640	2.820000

Washington	2	31,200,000.00	4.46%	62	3.3862	2.807788

Totals	56	699,190,454.18	100.00%	59	3.4588	3.193188

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,765,624.67	2.25%	44	3.9200	NAP	Defeased	3	15,765,624.67	2.25%	44	3.9200	NAP
	3.2490% or less	6	179,603,134.81	25.69%	85	2.6614	5.003525	12 months or less	1	34,303,134.81	4.91%	183	2.5649	1.540000
	3.2500% to 3.4990%	8	124,043,913.88	17.74%	62	3.3285	3.055200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	17	321,163,748.56	45.93%	44	3.7593	2.600250	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or greater	7	58,614,032.26	8.38%	62	4.4071	1.551170	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	699,190,454.18	100.00%	59	3.4588	3.193188	49 months or greater	37	649,121,694.70	92.84%	53	3.4948	3.313442
								Totals	41	699,190,454.18	100.00%	59	3.4588	3.193188
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,765,624.67	2.25%	44	3.9200	NAP	Defeased	3	15,765,624.67	2.25%	44	3.9200	NAP
	119 months or less	37	649,121,694.70	92.84%	53	3.4948	3.313442	Interest Only	23	478,340,000.00	68.41%	50	3.3645	3.703339
	120 months or greater	1	34,303,134.81	4.91%	183	2.5649	1.540000	300 months or less	3	60,548,723.31	8.66%	130	3.1254	1.779278
	Totals	41	699,190,454.18	100.00%	59	3.4588	3.193188	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	699,190,454.18	100.00%	59	3.4588	3.193188
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	15,765,624.67	2.25%	44	3.9200	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	671,924,829.51	96.10%	60	3.4385	3.251032
	13 months to 24 months	1	11,500,000.00	1.64%	61	4.0100	1.670000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	699,190,454.18	100.00%	59	3.4588	3.193188
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30319818	MF	New York	NY	Actual/360	2.320%	149,833.33	0.00	0.00	N/A	06/01/31	--	75,000,000.00	75,000,000.00	04/01/26
2A1	30319819	OF	Pittsburgh	PA	Actual/360	3.683%	158,572.28	0.00	0.00	N/A	06/01/26	--	50,000,000.00	50,000,000.00	03/01/26
2A3-1	30319820				Actual/360	3.683%	31,714.46	0.00	0.00	N/A	06/01/26	--	10,000,000.00	10,000,000.00	03/01/26
3A2-1	30507472	RT	Austin	TX	Actual/360	3.094%	133,213.89	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	04/01/26
4	30319821	RT	Huntington Park	CA	Actual/360	3.280%	112,977.78	0.00	0.00	N/A	05/01/31	--	40,000,000.00	40,000,000.00	04/01/26
5	30319822	SS	Various	Various	Actual/360	2.565%	75,995.48	104,761.40	0.00	N/A	07/01/41	--	34,407,896.21	34,303,134.81	04/01/26
6	30319823	OF	Long Beach	CA	Actual/360	3.870%	123,302.50	0.00	0.00	N/A	07/06/26	--	37,000,000.00	37,000,000.00	04/06/26
7	30319824	OF	Farmers Branch	TX	Actual/360	3.720%	116,281.00	0.00	0.00	N/A	07/01/31	--	36,300,000.00	36,300,000.00	04/01/26
8	30319825	MF	Brooklyn	NY	Actual/360	3.820%	108,551.67	0.00	0.00	N/A	07/06/31	--	33,000,000.00	33,000,000.00	04/06/26
9	30319826	RT	Evanston	IL	Actual/360	3.935%	84,444.64	39,895.20	0.00	N/A	05/06/31	--	24,921,154.47	24,881,259.27	04/06/26
10	30319827	IN	Warrendale	PA	Actual/360	3.690%	75,584.31	44,861.69	0.00	N/A	06/01/31	--	23,787,350.98	23,742,489.29	04/01/26
11	30319828	RT	Snohomish	WA	Actual/360	3.320%	72,329.89	0.00	0.00	N/A	06/01/31	--	25,300,000.00	25,300,000.00	04/01/26
12A2	30530153	98	Iselin	NJ	Actual/360	3.938%	74,849.07	7,500.00	0.00	N/A	06/06/31	--	22,072,500.00	22,065,000.00	04/06/26
14	30319830	IN	Boulder	CO	Actual/360	3.325%	48,986.32	34,486.99	0.00	N/A	05/01/31	--	17,108,975.33	17,074,488.34	04/01/26
15	30319831	RT	Tampa	FL	Actual/360	3.546%	56,489.75	0.00	0.00	N/A	07/06/31	--	18,500,000.00	18,500,000.00	04/06/26
17	30319833	MF	Durant	OK	Actual/360	3.840%	50,344.00	0.00	0.00	N/A	06/06/31	--	15,225,000.00	15,225,000.00	04/06/26
18	30319834	RT	Various	Various	Actual/360	4.420%	52,794.28	22,999.11	0.00	N/A	06/06/31	--	13,870,924.86	13,847,925.75	04/06/26
19	30319835	MF	Casa Grande	AZ	Actual/360	3.850%	46,413.89	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	04/01/26
21	30319837	RT	East Brunswick	NJ	Actual/360	4.018%	42,006.50	17,800.20	0.00	N/A	07/06/31	--	12,140,801.04	12,123,000.84	04/06/26
22	30319838	Various Brooklyn		NY	Actual/360	4.010%	39,710.14	0.00	0.00	N/A	05/06/31	--	11,500,000.00	11,500,000.00	04/06/26
23	30319839	MU	Richmond	VA	Actual/360	3.264%	30,214.67	0.00	0.00	N/A	07/06/31	--	10,750,000.00	10,750,000.00	04/06/26
24	30319840	RT	York	PA	Actual/360	3.415%	29,995.08	0.00	0.00	N/A	07/06/31	--	10,200,000.00	10,200,000.00	04/06/26
25	30319841	IN	Mexico	MO	Actual/360	4.850%	38,361.15	14,144.19	0.00	N/A	05/01/31	--	9,185,244.35	9,171,100.16	04/01/26
26	30319842	MF	Brooklyn	NY	Actual/360	3.610%	28,754.65	0.00	0.00	N/A	07/01/31	--	9,250,000.00	9,250,000.00	04/01/26
27	30319843	SS	Westminster	CO	Actual/360	3.500%	24,412.50	0.00	0.00	N/A	07/06/31	--	8,100,000.00	8,100,000.00	04/06/26
28	30319844	RT	Highland	IN	Actual/360	3.430%	21,365.27	14,184.12	0.00	N/A	07/06/31	--	7,233,609.66	7,219,425.54	04/06/26
29	30319845	SS	Washington	PA	Actual/360	3.220%	21,627.67	0.00	0.00	N/A	07/06/31	--	7,800,000.00	7,800,000.00	04/06/26
30	30319846	RT	Berwick	PA	Actual/360	3.375%	21,796.88	0.00	0.00	N/A	06/06/31	--	7,500,000.00	7,500,000.00	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30319847	MU	New York	NY	Actual/360	2.740%	15,336.39	0.00	0.00	N/A	06/01/31	--	6,500,000.00	6,500,000.00	04/01/26
32	30319848	RT	West Islip	NY	Actual/360	3.065%	15,835.83	0.00	0.00	N/A	07/01/31	--	6,000,000.00	6,000,000.00	04/01/26
33	30319849	MF	Indianapolis	IN	Actual/360	3.720%	17,493.55	10,191.35	0.00	N/A	07/06/31	--	5,461,046.37	5,450,855.02	04/06/26
34	30319850	IN	Columbus	OH	Actual/360	3.485%	18,005.83	0.00	0.00	N/A	07/06/31	--	6,000,000.00	6,000,000.00	04/06/26
35	30319851	RT	Vancouver	WA	Actual/360	3.670%	18,645.64	0.00	0.00	N/A	06/05/31	--	5,900,000.00	5,900,000.00	04/05/26
36	30319852	SS	Various	Various	Actual/360	3.947%	18,149.20	7,940.87	0.00	N/A	07/06/31	--	5,339,876.37	5,331,935.50	04/06/26
37	30319853	OF	Johns Creek	GA	Actual/360	4.110%	17,665.87	8,700.07	0.00	N/A	07/06/26	--	4,991,534.22	4,982,834.15	04/06/26
38	30319854	MF	Cocoa Beach	FL	Actual/360	4.430%	18,959.17	0.00	0.00	N/A	07/06/31	--	4,970,000.00	4,970,000.00	04/06/26
39	30319855	MU	Brooklyn	NY	Actual/360	3.570%	13,833.75	0.00	0.00	N/A	07/01/31	--	4,500,000.00	4,500,000.00	04/01/26
40	30319856	IN	Pompano Beach	FL	Actual/360	3.590%	13,911.25	0.00	0.00	N/A	07/06/31	--	4,500,000.00	4,500,000.00	04/06/26
41	30319857	RT	Menlo Park	CA	Actual/360	5.300%	18,075.63	5,524.82	0.00	N/A	07/06/31	--	3,960,576.57	3,955,051.75	04/06/26
42	30319858	IN	Lake Worth Beach	FL	Actual/360	3.830%	13,851.83	0.00	0.00	N/A	06/06/31	--	4,200,000.00	4,200,000.00	04/06/26
43	30319859	OF	Downers Grove	IL	Actual/360	4.865%	12,784.14	4,659.71	0.00	N/A	06/01/31	--	3,051,613.47	3,046,953.76	04/01/26
Totals							2,083,471.13	337,649.72	0.00				699,528,103.90	699,190,454.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,165,916.78	11,384,082.76	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	21,108,421.46	21,655,427.07	01/01/25	09/30/25	--	0.00	0.00	158,357.00	158,357.00	0.00	0.00
2A3-1	21,108,421.46	21,655,427.07	01/01/25	09/30/25	--	0.00	0.00	31,671.40	31,671.40	0.00	0.00
3A2-1	34,071,335.59	38,816,877.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,337,776.11	5,164,877.69	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,032,705.34	3,390,613.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,582,590.00	4,312,633.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,691,501.43	3,883,715.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,766,477.76	2,884,953.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,683,367.91	2,986,823.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,213,346.33	1,827,421.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,469,156.58	2,476,654.39	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	3,883,820.07	4,072,002.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,687,638.76	2,586,884.29	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,018,577.10	829,519.04	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,855,531.05	1,582,980.52	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,321,464.38	1,408,126.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,339,974.62	2,068,172.47	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,223,443.15	1,144,436.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	782,865.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	946,694.79	1,048,620.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	933,539.12	1,189,431.90	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	990,393.47	1,019,481.04	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	961,922.29	1,051,683.74	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	990,929.34	1,039,877.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,098,420.81	1,236,995.86	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,116,299.01	1,027,382.91	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	941,291.46	979,565.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	192,659.30	114,367.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,554,225.05	1,785,613.81	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	680,706.72	668,560.42	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	728,468.48	767,775.03	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	390,200.52	400,812.35	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	378,095.58	341,630.97	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	615,880.84	586,784.23	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	(104,121.08)	451,587.90	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	617,062.54	665,822.90	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	329,188.03	392,832.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	144,706,187.18	148,900,456.02				0.00	0.00	190,028.40	190,028.40	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	0	0.00	0	0.00	1	23,742,489.29	0	0.00	0	0.00	0	0.00	0	0.00	3.458760%	3.438024%	59
03/17/26	0	0.00	0	0.00	0	0.00	1	23,787,350.98	0	0.00	1	23,787,350.98	0	0.00	0	0.00	3.458781%	3.438047%	60
02/18/26	0	0.00	0	0.00	0	0.00	1	23,839,377.97	0	0.00	0	0.00	0	0.00	0	0.00	3.458828%	3.438095%	62
01/16/26	0	0.00	0	0.00	0	0.00	1	23,883,932.77	0	0.00	0	0.00	0	0.00	1	15,690,242.11	3.458849%	3.438117%	63
12/17/25	0	0.00	0	0.00	0	0.00	1	23,928,346.45	0	0.00	0	0.00	0	0.00	0	0.00	3.452104%	3.431446%	62
11/18/25	0	0.00	0	0.00	0	0.00	1	23,975,069.11	0	0.00	0	0.00	0	0.00	0	0.00	3.452122%	3.431466%	63
10/20/25	0	0.00	0	0.00	0	0.00	1	24,019,194.12	0	0.00	0	0.00	0	0.00	0	0.00	3.452133%	3.431477%	64
09/17/25	1	3,996,071.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.452151%	3.431497%	65
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,647,043.77	3.452161%	3.431508%	66
07/17/25	0	0.00	0	0.00	1	18,670,183.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.478343%	3.457774%	68
06/17/25	0	0.00	1	18,701,445.89	1	24,199,209.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.478390%	3.457822%	69
05/16/25	1	18,730,266.93	0	0.00	1	24,242,624.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.478426%	3.457859%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30319819	03/01/26	0	B	158,357.00	158,357.00	0.00	50,000,000.00	02/19/26	98
2A3-1	30319820	03/01/26	0	B	31,671.40	31,671.40	0.00	10,000,000.00	02/19/26	98
Totals					190,028.40	190,028.40	0.00	60,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		101,982,834	101,982,834	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		597,207,620	573,465,131	0		23,742,489

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	699,190,454	699,190,454	0	0	0	0
Mar-26	699,528,104	699,528,104	0	0	0	0
Feb-26	699,915,391	699,915,391	0	0	0	0
Jan-26	700,250,898	700,250,898	0	0	0	0
Dec-25	716,275,664	716,275,664	0	0	0	0
Nov-25	716,655,821	692,680,752	0	0	0	23,975,069
Oct-25	717,016,522	692,997,328	0	0	0	24,019,194
Sep-25	717,394,587	713,398,515	3,996,072	0	0	0
Aug-25	717,753,132	717,753,132	0	0	0	0
Jul-25	736,780,816	718,110,633	0	0	18,670,184	0
Jun-25	737,187,056	694,286,401	0	18,701,446	24,199,209	0
May-25	737,571,241	694,598,350	18,730,267	0	24,242,624	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30319819	50,000,000.00	50,000,000.00	381,500,000.00	04/08/21	20,624,659.07	2.39000	09/30/25	06/01/26	I/O
2A3-1	30319820	10,000,000.00	10,000,000.00	381,500,000.00	04/08/21	20,624,659.07	2.39000	09/30/25	06/01/26	I/O
Totals		60,000,000.00	60,000,000.00	763,000,000.00		41,249,318.14

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1	30319819	OF	PA	02/19/26	98
4/13/2026 - New transfer as of 2/19/26. Hello letter sent 3/6/26. PNA negotiated and final version sent to borrower 3/13/26. PNA has not been signed. Legal counsel engaged. The loan is paid to 4/1/26.

2A3-1	30319820	Various	Various	02/19/26	98
4/13/2026 - New transfer as of 2/19/26. Hello letter sent 3/6/26. PNA negotiated and final version sent to borrower 3/13/26. PNA has not been signed. Legal counsel engaged. The loan is paid to 4/1/26.

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30319827	0.00	3.69000%	0.00	3.69000%	8	12/17/25	12/17/25	12/26/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	30319829 08/15/25	18,670,183.65	9,500,000.00	15,446,684.35	770,587.50	15,446,684.35	14,676,096.85	3,994,086.80	0.00	144,187.83	3,849,898.97	19.24%
20	30319836 08/16/24	9,800,142.28	20,900,000.00	11,184,024.49	2,306,415.58	11,184,024.49	8,877,608.91	922,533.37	0.00	385,612.32	536,921.05	4.13%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		28,470,325.93	30,400,000.00	26,630,708.84	3,077,003.08	26,630,708.84	23,553,705.76	4,916,620.17	0.00	529,800.15	4,386,820.02

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/16/26	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30319829	01/16/26	0.00	0.00	3,849,898.97	0.00	0.00	(144,187.83)	0.00	0.00	3,849,898.97
		08/15/25	0.00	0.00	3,994,086.80	0.00	0.00	3,994,086.80	0.00	0.00
20	30319836	05/16/25	0.00	0.00	536,921.05	0.00	0.00	(5,504.55)	0.00	0.00	536,921.05
		02/18/25	0.00	0.00	542,425.60	0.00	0.00	(380,107.77)	0.00	0.00
		08/16/24	0.00	0.00	922,533.37	0.00	0.00	922,533.37	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	4,386,820.02	0.00	0.00	4,386,820.02	0.00	0.00	4,386,820.02

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	14,236.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A3-1	0.00	0.00	4,750.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,204.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,354.35)	0.00	0.00	0.00
Total	0.00	0.00	18,986.11	0.00	1,204.46	0.00	0.00	0.00	(1,354.35)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,836.22

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Supplemental Notes
None

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